Loans Payable (Details Narrative) - USD ($)		1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 08, 2020	Mar. 31, 2020	Dec. 31, 2019	Aug. 23, 2019	Apr. 30, 2020	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Apr. 30, 2018
Loans payable					$ 24,989	$ 155,250		$ 18,750
Warrants expenses					$ 428,700		$ 0
Maturity date					Aug. 23, 2024
Discounted note payable (Note 4)					$ 221,712	$ 0
Shares issued upon debt conversion, Amount					50,000
Proceeds from SBA Loan Payable					$ 444,850
Common stock issued upon exercise of warrant					37,949,502	36,657,835		34,707,835
Triton Funds, LP [Member]
Maturity date	Jun. 30, 2019			Aug. 23, 2024
Convertible debt	$ 750,000
Warrants issued to purchase shares					250,000
Discounted note payable (Note 4)					$ 261,973		221,712
Original issue discount for the Warrants					$ 166,727
Note payable description					The conversion price shall be equal to 75% of the lowest trading price of the Company’s common stock during the 30 trading days prior to conversion.
Net proceeds					$ 85,000
Fees paid					$ 15,000
Interest rate	10.00%
Conversion price	$ 2.50
Initial purchase price			$ 100,000
Purchase price description					The Note can be prepaid at any time by paying 110% of the then outstanding principal, interest, default interest (if any), and any other amounts then due under the Note.
Conversion price of warrants					$ 3.00
Expiration date					Dec. 31, 2021
Term of warrant					2 years
Common stock issuable upon exercise of warrants, Amount					$ 600,000
Shares issued upon debt conversion, Amount			500,000
Triton Funds, LP [Member] | December 31, 2019 [Member]
Original issue discount for the Warrants					$ 150,000
Term of warrant					48 months
Common stock issuable upon exercise of warrants, Amount					$ 750,000
Common stock issued upon exercise of warrant					250,000
Warrant Agreement [Member] | Triton Funds, LP [Member]
Maturity date				Aug. 15, 2024
Warrants issued to purchase shares					250,000
Exercise price					$ 3
Warrants outstanding					250,000	0
Modification Agreement [Member]
Maturity date		Aug. 20, 2020
Shares issued upon debt conversion		166,667
Convertible debt		$ 50,000
Debt description		The conversion price of the Note was established as 75% of the lowest trading price of the Company’s common stock during the 30 trading days prior to conversion			The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the first six months.
Notes payable, principal amount		$ 250,000	$ 500,000
Paycheck Protection Program [Member]
Debt description					The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the first six months.
Proceeds from SBA Loan Payable					$ 444,850
Non-related party [Member]
Loans payable					$ 24,989	$ 155,250	0	$ 0
Interest rate					10.00%	0.10%
Accrued interest					$ 301				$ 0
Non-related party One [Member]
Loans payable					$ 221,712		$ 0
Maturity date					Aug. 15, 2024